Fair Value Measurements - Assets and liabilities measured at fair value on a recurring basis (Details) - USD ($)		Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Assets:
Bonds available for sale	[1]	$ 156,793,000,000	$ 198,568,000,000
Other bond securities	[1]	3,769,000,000	2,082,000,000
Equity securities	[1]	170,000,000	242,000,000
Derivative assets		3,252,000,000	7,267,000,000
Counterparty netting		(2,547,000,000)	(5,785,000,000)
Cash Collateral		(406,000,000)	(798,000,000)
Total derivative assets		299,000,000	684,000,000
Short-term investments	[1]	4,400,000,000	5,471,000,000
Separate account assets		84,853,000,000	109,111,000,000
Liabilities:
Policyholder contract deposits		156,058,000,000	151,545,000,000	$ 148,421,000,000	$ 148,421,000,000
Derivative liabilities		3,335,000,000	6,013,000,000
Counterparty netting		(2,547,000,000)	(5,785,000,000)
Cash Collateral		(691,000,000)	(37,000,000)
Total derivative liabilities		97,000,000	191,000,000
Market risk benefit assets, at fair value		796,000,000	610,000,000	338,000,000	$ 338,000,000
Market risk benefit liabilities, at fair value		4,736,000,000	7,499,000,000	$ 8,739,000,000
Related Parties
Assets:
Derivative assets		3,177,000,000	7,182,000,000
Total derivative assets		12,000,000	256,000,000
Liabilities:
Derivative liabilities		3,154,000,000	5,778,000,000
Total derivative liabilities		0	2,000,000
Level 3
Liabilities:
Policyholder contract deposits		1,078,000,000	1,075,000,000
Fair Value Measured at Net Asset Value Per Share
Liabilities:
Private equity funds/hedge funds		6,000,000,000	5,200,000,000
U.S. government and government sponsored entities
Assets:
Bonds available for sale		1,198,000,000	1,712,000,000
Obligations of states, municipalities and political subdivisions
Assets:
Bonds available for sale		5,926,000,000	8,676,000,000
Obligations of states, municipalities and political subdivisions | Level 3
Assets:
Bonds available for sale		780,000,000	1,364,000,000
Non-U.S. governments
Assets:
Bonds available for sale		4,392,000,000	6,397,000,000
Corporate debt
Assets:
Bonds available for sale		104,692,000,000	140,063,000,000
Corporate debt | Level 3
Assets:
Bonds available for sale		1,988,000,000	1,789,000,000
RMBS
Assets:
Bonds available for sale		11,944,000,000	14,958,000,000
RMBS | Related Parties
Assets:
Bonds available for sale		39,000,000	47,000,000
RMBS | Level 3
Assets:
Bonds available for sale		3,725,000,000	7,141,000,000
CMBS
Assets:
Bonds available for sale		10,068,000,000	11,300,000,000
CMBS | Level 3
Assets:
Bonds available for sale		663,000,000	887,000,000
CLO
Assets:
Bonds available for sale		8,186,000,000	7,402,000,000
CLO | Related Parties
Assets:
Bonds available for sale			862,000,000
ABS
Assets:
Bonds available for sale		10,387,000,000	8,060,000,000
Recurring Basis
Assets:
Bonds available for sale		156,793,000,000	198,568,000,000
Other bond securities		3,769,000,000	2,082,000,000
Equity securities		170,000,000	242,000,000
Other invested assets		1,832,000,000	1,892,000,000
Counterparty netting		(2,547,000,000)	(5,785,000,000)
Cash Collateral		(406,000,000)	(798,000,000)
Counterparty netting and cash collateral		(2,953,000,000)	(6,583,000,000)
Total derivative assets		299,000,000	684,000,000
Short-term investments		1,357,000,000	1,455,000,000
Separate account assets		84,853,000,000	109,111,000,000
Total		249,869,000,000	314,644,000,000
Liabilities:
Policyholder contract deposits		5,464,000,000	5,702,000,000
Counterparty netting		(2,547,000,000)	(5,785,000,000)
Cash Collateral		(691,000,000)	(37,000,000)
Counterparty netting and cash collateral		(3,238,000,000)	(5,822,000,000)
Total derivative liabilities		97,000,000	191,000,000
Fortitude Re funds withheld payable		1,262,000,000	7,974,000,000
Debt of consolidated investment entities		6,000,000	5,000,000
Total		11,565,000,000	21,371,000,000
Market risk benefit assets, at fair value		796,000,000	610,000,000
Market risk benefit liabilities, at fair value		4,736,000,000	7,499,000,000
Recurring Basis | Debt of consolidated investment entities
Liabilities:
Debt of consolidated investment entities		6,000,000
Recurring Basis | Level 1
Assets:
Bonds available for sale		0	7,000,000
Other bond securities		0	0
Equity securities		141,000,000	238,000,000
Other invested assets		0	0
Derivative assets		12,000,000	7,000,000
Short-term investments		1,000,000	1,000,000
Separate account assets		81,655,000,000	105,221,000,000
Total		81,809,000,000	105,474,000,000
Liabilities:
Policyholder contract deposits		0	0
Derivative liabilities		2,000,000	2,000,000
Fortitude Re funds withheld payable		0	0
Debt of consolidated investment entities			0
Total		2,000,000	2,000,000
Market risk benefit assets, at fair value		0	0
Market risk benefit liabilities, at fair value		0	0
Recurring Basis | Level 1 | Debt of consolidated investment entities
Liabilities:
Debt of consolidated investment entities		0
Recurring Basis | Level 2
Assets:
Bonds available for sale		136,367,000,000	176,154,000,000
Other bond securities		2,465,000,000	1,455,000,000
Equity securities		3,000,000	2,000,000
Other invested assets		0	0
Derivative assets		2,641,000,000	6,768,000,000
Short-term investments		1,356,000,000	1,454,000,000
Separate account assets		3,198,000,000	3,890,000,000
Total		146,030,000,000	189,723,000,000
Liabilities:
Policyholder contract deposits		97,000,000	130,000,000
Derivative liabilities		3,318,000,000	5,989,000,000
Fortitude Re funds withheld payable		0	0
Debt of consolidated investment entities			0
Total		3,415,000,000	6,119,000,000
Market risk benefit assets, at fair value		0	0
Market risk benefit liabilities, at fair value		0	0
Recurring Basis | Level 2 | Debt of consolidated investment entities
Liabilities:
Debt of consolidated investment entities		0
Recurring Basis | Level 3
Assets:
Bonds available for sale		20,426,000,000	22,407,000,000
Other bond securities		1,304,000,000	627,000,000
Equity securities		26,000,000	2,000,000
Other invested assets		1,832,000,000	1,892,000,000
Derivative assets		599,000,000	492,000,000
Short-term investments		0	0
Separate account assets		0	0
Total		24,983,000,000	26,030,000,000
Liabilities:
Policyholder contract deposits		5,367,000,000	5,572,000,000
Derivative liabilities		15,000,000	22,000,000
Fortitude Re funds withheld payable		1,262,000,000	7,974,000,000
Debt of consolidated investment entities			5,000,000
Total		11,386,000,000	21,072,000,000
Market risk benefit assets, at fair value		796,000,000	610,000,000
Market risk benefit liabilities, at fair value		4,736,000,000	7,499,000,000
Recurring Basis | Level 3 | Debt of consolidated investment entities
Liabilities:
Debt of consolidated investment entities		6,000,000
Recurring Basis | Interest rate contracts
Assets:
Derivative assets		1,573,000,000	1,911,000,000
Liabilities:
Derivative liabilities		2,676,000,000	1,576,000,000
Recurring Basis | Interest rate contracts | Level 1
Assets:
Derivative assets		1,000,000	0
Liabilities:
Derivative liabilities		0	1,000,000
Recurring Basis | Interest rate contracts | Level 2
Assets:
Derivative assets		1,269,000,000	1,911,000,000
Liabilities:
Derivative liabilities		2,676,000,000	1,575,000,000
Recurring Basis | Interest rate contracts | Level 3
Assets:
Derivative assets		303,000,000	0
Liabilities:
Derivative liabilities		0	0
Recurring Basis | Foreign exchange contracts
Assets:
Derivative assets		1,247,000,000	672,000,000
Liabilities:
Derivative liabilities		632,000,000	366,000,000
Recurring Basis | Foreign exchange contracts | Level 1
Assets:
Derivative assets		0	0
Liabilities:
Derivative liabilities		0	0
Recurring Basis | Foreign exchange contracts | Level 2
Assets:
Derivative assets		1,247,000,000	672,000,000
Liabilities:
Derivative liabilities		632,000,000	366,000,000
Recurring Basis | Foreign exchange contracts | Level 3
Assets:
Derivative assets		0	0
Liabilities:
Derivative liabilities		0	0
Recurring Basis | Equity contracts
Assets:
Derivative assets		417,000,000	4,670,000,000
Liabilities:
Derivative liabilities		27,000,000	4,071,000,000
Recurring Basis | Equity contracts | Level 1
Assets:
Derivative assets		11,000,000	7,000,000
Liabilities:
Derivative liabilities		2,000,000	1,000,000
Recurring Basis | Equity contracts | Level 2
Assets:
Derivative assets		124,000,000	4,184,000,000
Liabilities:
Derivative liabilities		10,000,000	4,048,000,000
Recurring Basis | Equity contracts | Level 3
Assets:
Derivative assets		282,000,000	479,000,000
Liabilities:
Derivative liabilities		15,000,000	22,000,000
Recurring Basis | Credit contracts
Assets:
Derivative assets		0	1,000,000
Liabilities:
Derivative liabilities		0	0
Recurring Basis | Credit contracts | Level 1
Assets:
Derivative assets		0	0
Liabilities:
Derivative liabilities		0	0
Recurring Basis | Credit contracts | Level 2
Assets:
Derivative assets		0	0
Liabilities:
Derivative liabilities		0	0
Recurring Basis | Credit contracts | Level 3
Assets:
Derivative assets		0	1,000,000
Liabilities:
Derivative liabilities		0	0
Recurring Basis | Other contracts
Assets:
Derivative assets		15,000,000	13,000,000
Liabilities:
Derivative liabilities		0	0
Recurring Basis | Other contracts | Level 1
Assets:
Derivative assets		0	0
Liabilities:
Derivative liabilities		0	0
Recurring Basis | Other contracts | Level 2
Assets:
Derivative assets		1,000,000	1,000,000
Liabilities:
Derivative liabilities		0	0
Recurring Basis | Other contracts | Level 3
Assets:
Derivative assets		14,000,000	12,000,000
Liabilities:
Derivative liabilities		0	0
Recurring Basis | U.S. government and government sponsored entities
Assets:
Bonds available for sale		1,198,000,000	1,712,000,000
Recurring Basis | U.S. government and government sponsored entities | Level 1
Assets:
Bonds available for sale		0	0
Recurring Basis | U.S. government and government sponsored entities | Level 2
Assets:
Bonds available for sale		1,198,000,000	1,712,000,000
Recurring Basis | U.S. government and government sponsored entities | Level 3
Assets:
Bonds available for sale		0	0
Recurring Basis | Obligations of states, municipalities and political subdivisions
Assets:
Bonds available for sale		5,926,000,000	8,676,000,000
Other bond securities		37,000,000	50,000,000
Recurring Basis | Obligations of states, municipalities and political subdivisions | Level 1
Assets:
Bonds available for sale		0	0
Other bond securities		0	0
Recurring Basis | Obligations of states, municipalities and political subdivisions | Level 2
Assets:
Bonds available for sale		5,121,000,000	7,281,000,000
Other bond securities		37,000,000	50,000,000
Recurring Basis | Obligations of states, municipalities and political subdivisions | Level 3
Assets:
Bonds available for sale		805,000,000	1,395,000,000
Other bond securities		0	0
Recurring Basis | Non-U.S. governments
Assets:
Bonds available for sale		4,392,000,000	6,397,000,000
Other bond securities		22,000,000	17,000,000
Recurring Basis | Non-U.S. governments | Level 1
Assets:
Bonds available for sale		0	7,000,000
Other bond securities		0	0
Recurring Basis | Non-U.S. governments | Level 2
Assets:
Bonds available for sale		4,392,000,000	6,390,000,000
Other bond securities		22,000,000	17,000,000
Recurring Basis | Non-U.S. governments | Level 3
Assets:
Bonds available for sale		0	0
Other bond securities		0	0
Recurring Basis | Corporate debt
Assets:
Bonds available for sale		104,692,000,000	140,063,000,000
Other bond securities		2,222,000,000	1,000,000,000
Recurring Basis | Corporate debt | Level 1
Assets:
Bonds available for sale		0	0
Other bond securities		0	0
Recurring Basis | Corporate debt | Level 2
Assets:
Bonds available for sale		102,724,000,000	138,156,000,000
Other bond securities		1,805,000,000	866,000,000
Recurring Basis | Corporate debt | Level 3
Assets:
Bonds available for sale		1,968,000,000	1,907,000,000
Other bond securities		417,000,000	134,000,000
Recurring Basis | RMBS
Assets:
Bonds available for sale		11,944,000,000	14,958,000,000
Other bond securities		165,000,000	199,000,000
Recurring Basis | RMBS | Level 1
Assets:
Bonds available for sale		0	0
Other bond securities		0	0
Recurring Basis | RMBS | Level 2
Assets:
Bonds available for sale		6,274,000,000	7,363,000,000
Other bond securities		58,000,000	93,000,000
Recurring Basis | RMBS | Level 2 | Related Parties
Assets:
Bonds available for sale		37,000,000	38,000,000
Recurring Basis | RMBS | Level 2 | Related Parties | Maximum
Assets:
Other bond securities		1,000,000	1,000,000
Recurring Basis | RMBS | Level 3
Assets:
Bonds available for sale		5,670,000,000	7,595,000,000
Other bond securities		107,000,000	106,000,000
Recurring Basis | RMBS | Level 3 | Related Parties
Assets:
Bonds available for sale		2,000,000	9,000,000
Recurring Basis | CMBS
Assets:
Bonds available for sale		10,068,000,000	11,300,000,000
Other bond securities		232,000,000	234,000,000
Recurring Basis | CMBS | Level 1
Assets:
Bonds available for sale		0	0
Other bond securities		0	0
Recurring Basis | CMBS | Level 2
Assets:
Bonds available for sale		9,350,000,000	10,228,000,000
Other bond securities		204,000,000	201,000,000
Recurring Basis | CMBS | Level 3
Assets:
Bonds available for sale		718,000,000	1,072,000,000
Other bond securities		28,000,000	33,000,000
Recurring Basis | CLO
Assets:
Bonds available for sale		8,186,000,000	7,402,000,000
Other bond securities		279,000,000	283,000,000
Recurring Basis | CLO | Level 1
Assets:
Bonds available for sale		0	0
Other bond securities		0	0
Recurring Basis | CLO | Level 2
Assets:
Bonds available for sale		6,516,000,000	4,364,000,000
Other bond securities		268,000,000	134,000,000
Recurring Basis | CLO | Level 3
Assets:
Bonds available for sale		1,670,000,000	3,038,000,000
Other bond securities		11,000,000	149,000,000
Recurring Basis | CLO | Level 3 | Related Parties
Assets:
Bonds available for sale		0	862,000,000
Recurring Basis | ABS
Assets:
Bonds available for sale		10,387,000,000	8,060,000,000
Other bond securities		812,000,000	299,000,000
Recurring Basis | ABS | Level 1
Assets:
Bonds available for sale		0	0
Other bond securities		0	0
Recurring Basis | ABS | Level 2
Assets:
Bonds available for sale		792,000,000	660,000,000
Other bond securities		71,000,000	94,000,000
Recurring Basis | ABS | Level 3
Assets:
Bonds available for sale		9,595,000,000	7,400,000,000
Other bond securities		$ 741,000,000	$ 205,000,000

[1]	See Note 9 for details of balances associated with variable interest entities